Marketable securities - Schedule of Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Marketable Securities [Line Items]
Amortized cost	$ 67,546	$ 67,459
Gross unrealized gains	133	8
Gross unrealized losses	(127)	(699)
Fair value (Level 2)	67,552	66,768
Corporate bond
Marketable Securities [Line Items]
Amortized cost	18,521	20,963
Gross unrealized gains	57	0
Gross unrealized losses	(29)	(266)
Fair value (Level 2)	18,549	20,697
Agency bond
Marketable Securities [Line Items]
Amortized cost	40,487	24,394
Gross unrealized gains	63	8
Gross unrealized losses	(64)	(237)
Fair value (Level 2)	40,486	24,165
Treasury bills
Marketable Securities [Line Items]
Amortized cost		7,126
Gross unrealized gains		0
Gross unrealized losses		(9)
Fair value (Level 2)		7,117
US Government
Marketable Securities [Line Items]
Amortized cost	8,538	10,005
Gross unrealized gains	13	0
Gross unrealized losses	(34)	(187)
Fair value (Level 2)	$ 8,517	9,818
Municipality
Marketable Securities [Line Items]
Amortized cost		175
Gross unrealized gains		0
Gross unrealized losses		0
Fair value (Level 2)		175
Commercial paper
Marketable Securities [Line Items]
Amortized cost		4,796
Gross unrealized gains		0
Gross unrealized losses		0
Fair value (Level 2)		$ 4,796